BANK LOAN (Details Narrative) - USD ($)				12 Months Ended
	Mar. 02, 2020	Mar. 01, 2020	Nov. 14, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Financing interest expense				$ 11,220	$ 10,891	$ 11,991
GWN [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 1,000,000	$ 1,900,000
Bank loan, renewable term			1 year
Derivative, Basis Spread on Variable Rate			1.00%
Security Deposit	$ 1,000,000		$ 2,000,000
GWN [Member] | Bank Overdrafts [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period			$ 1,900,000